Consolidated Statements of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Statement of Cash Flows [Abstract]
Net (Loss) Income	$ (609,579)	$ 157,609
Adjustments to reconcile net (loss) income to net cash provided by operating activities
Depreciation and amortization	226,703	226,968
Amortization of debt discount	12,833	450,229
Restricted stock awards	140,000
Stock option compensation expense	288,968	118,818
Non-cash interest	4,696	79,915
Unrealized (gain) on trading securities	(195,000)	(130,000)
Movement in deferred taxation	(23,360)	(23,360)
Changes in Operating Assets and Liabilities
Prepaid expenses	9,975	(527,184)
Accounts payable and accrued liabilities	(209,483)	602,633
Accounts receivable	(97,362)	28,867
Gaming accounts receivable	160,652	611,616
Gaming accounts liabilities	598,643	249,102
Taxes payable	409,121	119,131
Due from related parties	(1,975)	49,417
Other current assets	16,907	(37,538)
Long term liability	4,137	(16,160)
Net Cash Provided by Operating Activities	735,876	1,960,063
Cash Flows from Investing Activities
Acquisition of property, plant, and equipment and intangible assets	(80,404)	(51,293)
Net Cash Used in Investing Activities	(80,404)	(51,293)
Cash Flows from Financing Activities
Proceeds from warrants exercised	3,909,981
Proceeds from bank overdraft	1,053
Repayment of bank credit line	(500,000)
Repayment of bank loan	(57,176)	(19,942)
Redemption of convertible debentures	(27,562)	(8,996)
Proceeds from promissory notes, related party		300,000
Repayment of deferred purchase consideration	(410,383)	(355,337)
Capital finance lease repaid	(3,414)	(3,024)
Net Cash provided by (Used in) Financing Activities	2,912,500	(87,299)
Effect of change in exchange rate	(689,343)	(185,635)
Net increase in cash	2,878,629	1,635,836
Cash, cash equivalents and restricted cash – beginning of the period	20,044,769	6,732,515	$ 6,732,515
Cash, cash equivalents and restricted cash – end of the period	22,923,398	8,368,351	20,044,769
Reconciliation of cash, cash equivalents and restricted cash within the Balance Sheets to the Statement of Cash Flows
Cash and cash equivalents	21,524,648	6,828,398	$ 18,945,817
Restricted cash included in non-current assets	1,398,750	1,539,953
Supplemental disclosure of cash flow information
Cash paid during the period for: Interest	15,133	62,178
Cash paid during the period for: Income tax	52,385	437,767
Cash Flows from Operating Activities
Conversion of convertible debt to common stock		395,253
Deferred purchase consideration settled by the issuance of common stock		842,432
Common stock issued to settle liabilities	$ 2,676,901